Pensions and Other Post-employment Benefit Obligations - Additional Information (Detail) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Increase / decrease in the discount rates			0.50%
Weighted-average maturity of defined benefit obligations			14 years	13 years 2 months 12 days
Pensions [member]
Disclosure of defined benefit plans [line items]
Expected contributions to pension and other benefits		€ 25
Other benefits [member]
Disclosure of defined benefit plans [line items]
Expected contributions to pension and other benefits		€ 18
Switzerland [member]
Disclosure of defined benefit plans [line items]
Decrease in defined benefit obligation resulting from negative past service cost	€ (12)
United States [member]
Disclosure of defined benefit plans [line items]
Decrease in defined benefit obligation resulting from negative past service cost			€ (8)